Income Taxes - Deferred Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 285,858	$ 264,794
Other tax carryforwards	3,773	4,658
Employee benefits	34,649	30,759
Accrued expenses	36,042	30,937
Depreciation and amortization	18,765	21,517
Deferred tax asset transaction costs	20,627	0
Other	18,734	16,374
Total deferred tax assets	418,448	369,039
Valuation allowance	(366,287)	(298,704)
Deferred tax assets, net	52,161	70,335
Deferred tax liabilities:
Depreciation and amortization	(5,447)	(5,895)
Growing crops	(18,158)	(18,482)
Trademarks	(115,649)	(124,402)
Discount on Convertible Notes	(9,312)	(13,803)
Other	(303)	(1,555)
Total deferred tax liabilities	(148,869)	(164,137)
Net deferred tax liabilities	$ (96,708)	$ (93,802)